Selling and Administrative Expenses	6 Months Ended
Jun. 30, 2023
Selling and administrative expenses [Abstract]
Selling and administrative expenses
4. Selling and administrative expenses

There were £4,653,000 and £9,406,000 of foreign exchange losses, which the Group classifies within Selling and administrative expenses, for the three and six months ended June 30, 2023 respectively, compared to gains of £6,778,000 and £9,159,000 in the three and six months ended June 30, 2022 respectively. These gains and losses arise on a number of foreign currency items, including the translation of monetary foreign currency balances in the Group’s main operating subsidiary in the United Kingdom.